Financial Instruments - Summary of Estimated Fair Values of Investments, Categorized by Contractual Maturity (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Investments, Debt and Equity Securities [Abstract]
Within 1 year, Amortized Cost	$ 12,538
After 1 year through 5 years, Amortized Cost	11,676
Securities with no defined maturity, Amortized Cost	158,234
Cost or Amortized Cost	182,448
Within 1 year, Aggregate Fair Value	12,218
After 1 year through 5 years, Aggregate Fair Value	11,475
Securities with no defined maturity, Aggregate Fair Value	158,234
Aggregate Fair Value	$ 181,927